Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income (loss) from continuing operations	$ (5,416)	$ 5,259	$ (2,882)
Income (loss) from discontinued operations	(20,172)	(4,962)	69,803
Consolidated net income attributable to Nam Tai shareholders	(25,588)	297	66,921
Income (loss) from continuing operations	(5,416)	5,259	(2,882)
Income (loss) from discontinued operations	(20,172)	(4,962)	69,803
Consolidated net income attributable to Nam Tai shareholders	$ (25,588)	$ 297	$ 66,921
Weighted average number of shares, basic	44,409,526	45,222,532	44,803,735
Effect of dilutive securities - Stock options		470,318	541,518
Weighted average number of shares, diluted	44,409,526	45,692,850	45,345,253
Basic income (loss) per share from continuing operations	$ (0.12)	$ 0.12	$ (0.06)
Basic income (loss) per share from discontinued operations	$ (0.46)	$ (0.11)	$ 1.55
Basic earnings per share	$ (0.58)	$ 0.01	$ 1.49
Diluted income (loss) per share from continuing operations	$ (0.12)	$ 0.12	$ (0.06)
Diluted income (loss) per share from discontinued operations	$ (0.46)	$ (0.11)	$ 1.54
Diluted earnings per share	$ (0.58)	$ 0.01	$ 1.48
Continuing Operations
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares, basic	44,409,526	45,222,532	44,803,735
Weighted average number of shares, diluted	44,409,526	45,692,850	45,345,253
Discontinued Operations
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares, basic	44,409,526	45,222,532	44,803,735
Weighted average number of shares, diluted	44,409,526	45,692,850	45,345,253